Goodwill and Other Intangibles - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 30	$ 30	$ 55	$ 54